Unique LoanID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
400001	3	3	[3] MI Missing	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	97.71	97.71	39.59
400002	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice [2] State - Missing Collateral Protection Act Disclosure				Construction To Perm	Owner Occ	80.01	80.01	57.76
400003	3	3	[3] Credit Report Missing		2	[2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider				Purchase	Owner Occ	70.42	80	42.247
400004	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Purchase	Owner Occ	80	100	48.702
400005	3	1			3	[3] ROR Incomplete [2] State - Missing Application Disclosure [2] State - Missing Affidavit of Affixation (of manufactured home) [2] State - Missing Rate Lock [2] State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note	ROR was executed by borrowers on 04/XX/2003 without an expiration of rescission period, providing borrower without a valid rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	100	100	39.65
400006	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $433.75 which exceeds the $35 tolerance for refinance transactions. The TIL itemization of amount financed did not disclose a Wire Fee of $25.00 or a Flood Cert Fee of $9.00 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	69.55	69.55	54.85
400007	3	3	[3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	68.1	68.1	37.1
400008	3	1			3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment		NO		Construction To Perm	Owner Occ	95	95	46.95
400009	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [3] State Grace Period Below Minimum [3] TIL Incomplete [2] State - Missing Application Disclosure [2] State - Missing Home Buyers Property Tax Payment Option [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)
APR under disclosed by 1.7537 which exceeds the .125 tolerance.
Final TIL was signed by the borrower at closing however, reflects estimated finance charges, and total payment figures.
Finance charges under disclosed by $260.432.81 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Grace period of 10 days is below the minimum of 15 days for the state of Maryland.
								TESTED	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	97.44	97.44